Net finance (costs)/income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net finance (costs)/income
Fair value movements on convertible loan notes	£ (12,363)
In-kind interest on convertible loan notes	(17,171)	£ (16,160)	£ (14,897)
Interest expense on leases	(156)	(199)	(143)
Foreign exchange loss	(5,174)		(13,338)
Other	(82)	(101)	(116)
Total finance costs	(34,946)	(16,460)	(28,494)
Interest income on deposits	2,162	3,356	623
Foreign exchange gain		12,867
Fair value movements on convertible loan notes		15,705	25,723
Fair value movements on warrant liabilities	479	3,873	5,880
Total finance income	2,641	35,801	32,226
Substantial modification of convertible loan notes	(457,228)
Fair value movements on convertible loan notes	(230,495)
Total related party finance costs	(687,723)
Net finance (costs)/ income	(720,028)	£ 19,341	£ 3,732
Finance costs from substantial modification of loan notes	£ 1,370